Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 171	$ 110
Trade accounts and notes receivable - net	905	568
Inventories	231	194
Other current assets	198	96
Total current assets	1,505	968
Investments	8,399	2,187
Property, plant, and equipment - net	27,322	17,625
Goodwill	1,120	646
Other intangible assets - net of accumulated amortization	10,451	1,642
Regulatory assets, deferred charges, and other	525	503
Total assets	49,322	23,571
Accounts payable:
Trade	808	889
Affiliate	137	104
Accrued interest	215	115
Asset retirement obligations	40	64
Other accrued liabilities	392	375
Long-term debt due within one year	4	0
Commercial paper	798	225
Total current liabilities	2,394	1,772
Long-term debt	16,326	9,057
Asset retirement obligations	791	497
Deferred income taxes	133	117
Regulatory liabilities, deferred income, and other	993	561
Contingent liabilities and commitments (Note 17)
Partners' equity
Common units (362,556,333 and 361,619,888 units outstanding at December 31, 2014 and 2013, respectively)	10,367	11,596
Class D units (21,574,035 units outstanding at December 31, 2014)	1,011	0
General partner	9,214	(536)
Accumulated other comprehensive income (loss)	2	92
Total partners' equity	20,594	11,152
Noncontrolling interests in consolidated subsidiaries	8,091	415
Total equity	28,685	11,567
Total liabilities and equity	$ 49,322	$ 23,571